Inventories - Summary of Remaining Balance of Future Commitments, Amount of Write-down and Its Location in Consolidated Balance Sheet (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Other Commitments [Line Items]
Future Commitment, Amount of write-down	¥ 30,885
Remaining balance of future commitments to be purchased, net	114,405
Other current liabilities
Other Commitments [Line Items]
Future Commitment, Amount of write-down in the year ending March 31, 2019	18,340
The remaining balance of future commitments to be purchased in the year ending March 31, 2019	60,100
Other Noncurrent Liabilities [Member]
Other Commitments [Line Items]
Future Commitment, Amount of write-down in the year ending March 31, 2020 and 2021	12,545
The remaining balance of future commitments to be purchased in the year ending March 31, 2020 and 2021	¥ 54,305